Deferred tax (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Gross losses	£ 71,139	£ 67,210	£ 63,183
Potential deferred tax asset	£ 17,867	£ 16,925	£ 13,076